TOWER CONSTRUCTION & TECHNICAL SERVICES, INC. (Narrative) (Details)				7 Months Ended	12 Months Ended
	Aug. 01, 2019 USD ($)	Aug. 01, 2019 CAD ($)	Mar. 01, 2019 CAD ($)	Aug. 01, 2019 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Mar. 01, 2019 USD ($)	Mar. 01, 2019 CAD ($)	Oct. 18, 2017
Disclosure of detailed information about business combination [line items]
Proceeds from disposition					$ 0	$ 72,396	$ 258,001
Profit (loss), attributable to non-controlling interests					(408,808)	(1,309,671)	(3,170,031)
Non-controlling interest					$ (2,825,830)	(4,532,457)	(3,357,287)
Tower Construction & Technical Services, Inc (TCTS) [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired								30.00%	30.00%	70.00%
Purchase price								$ 80,000	$ 106,121
Difference between acquisition of non-controlling interest and fair value of consideration paid			$ 106,990
Non-controlling interest									869
Fair value of consideration paid									$ 106,121
Enervisa US LLC ("Enervisa") [Member]
Disclosure of detailed information about business combination [line items]
Percentage of outstanding shares sold		50.00%		50.00%
Proceeds from disposition	$ 250,000	$ 330,397				$ 72,396	$ 258,001
Profit (loss), attributable to non-controlling interests				$ 519,983
Non-controlling interest		$ 698,030		$ 698,030